As filed with the Securities and Exchange Commission on August 12, 2008
Securities Act File No. 333-144964

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING SERIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr., Esq.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq.

Goodwin Procter, LLP

Exchange Place

53 State Street

Boston, MA 02109

It is proposed that this filing will become effective immediately pursuant to Rule 485(b)
under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of ING MagnaCap Fund, a series of ING Investment Funds, Inc., with and into ING Growth and Income Fund, a series of ING Series Fund, Inc., as required by Item 16(12) of Form N-14.  Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information which was filed on EDGAR under Rule 497(b) on September 10, 2007 (File No. 333-144964).

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 12, Section (d) of the Registrant’s form of Articles of Amendment and Restatement provides for indemnification of directors and officers.  In addition, the Registrant’s officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2008.

Section 9 of the Amended Investment Management Agreement provides the following:

The Manager may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the Investment Company Act of 1940 (“1940 Act”) or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager’s duties, or by reason of reckless disregard of the Manager’s obligations and duties under this Agreement. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission by a Sub-Adviser or any of the Sub-Adviser’s stockholders or partners, officers, directors, employees, or agents connected with or arising out of any services rendered under a Sub-Adviser Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager’s duties under this Agreement, or by reason of reckless disregard of the Manager’s obligations and duties under this Agreement. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a Series shall be enforceable against the assets and property of that Series only, and not against the assets or property of any other series of the Fund.

The Administration Agreement provides for indemnification of the Administrator.  Section 7 of the Agreement provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Administrator’s duties, or by reason of reckless disregard of the Administrator’s obligations and duties under this Agreement.  The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Fund in that fiscal year of the Fund.  The Administrator shall look solely to Fund property for satisfaction of claims of any nature against the Fund or a director, officer, employee or agent of the Fund individually arising in connection with the affairs of the Fund.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation’s charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for “reasonable expenses.” The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights that those provided by statute.

ITEM 16. EXHIBITS

(1)                                  (a)           Articles of Amendment and Restatement dated February 21, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

                                                (b)           Articles of Amendment dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

                                                (c)           Articles of Amendment dated September 2, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A Registration Statement on September 30, 2003 and incorporated herein by reference.

                                                (d)           Articles of Amendment dated October 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

                                                (e)           Articles of Amendment effective February 17, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

                                                (f)            Articles of Amendment effective March 1, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

                                                (g)           Articles of Amendment effective August 14, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on July 21, 2005 and incorporated herein by reference.

                                                (h)           Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

                                                (i)            Plan of Liquidation and Dissolution of Series with respect to ING Class Principal Protection Fund II – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

                                                (j)            Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund III – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant Registration Statement on Form N-1A on July 14, 2005 and incorporated herein by reference.

                                                (k)           Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund IV – Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

                                                (l)            Articles of Amendment effective December 1, 2005, regarding name change of ING Index Plus Protection Fund – Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

                                                (m)          Articles Supplementary dated March 13, 2006, regarding ING 130/30 Large Cap Equity Fund (ING 130/30 Fundamental Research Fund) – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

                                                (n)           Articles of Amendment effective April 28, 2006, regarding name change of ING Strategic Allocation Balanced Fund and ING Strategic Allocation Income Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

                                                (o)           Articles of Amendment effective March 30, 2006 regarding name change of ING 130/30 Large Cap Equity Fund to ING 130/30 Fundamental Research Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

                                                (p)           Plan of Liquidation and Dissolution of Series effective April 3, 2006 for ING Classic Index Plus Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

                                                (q)           Articles of Amendment effective June 13, 2006, regarding the dissolution of ING Classic Index Plus Fund – Filed as an Exhibit to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A on July 28, 2006 and incorporated herein by reference.

                                                (r)            Articles of Amendment effective August 14, 2006, regarding name change of ING Equity Income Fund to ING Growth and Income Fund – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

                                                (s)           Articles of Amendment effective February 2, 2007, regarding name change of ING Aeltus Money Market Fund to ING Money Market Fund – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

                                                (t)            Articles of Amendment effective February 28, 2007, regarding name change of ING International Growth Fund to ING International Equity Fund – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

                                                (u)           Articles of Amendment effective January 7, 2008, regarding dissolution of ING Growth Fund and ING International Equity Fund – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

                                                (v)           Articles Supplementary dated February 15, 2008, regarding the creation of ING Global Income Builder Fund and ING Tactical Asset Allocation Fund – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A on March 4, 2008 and incorporated herein by reference.

                                                (w)          Articles Supplementary dated May 20, 2008, regarding the creation of ING Corporate Leaders 100 Fund – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration Statement on Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(2)                                  Second Amended and Restated By-Laws – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(3)                                  Not applicable.

(4)                                  Form of Agreement and Plan of Reorganization between ING Investment Funds, Inc., on behalf of its ING MagnaCap Fund series, and ING Series Fund, Inc., on behalf of its ING Growth and Income Fund series — Previously filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 on July 30, 2007 and incorporated herein by reference (File No. 333-144964).

(5)                                  Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(6)                                  (a)           Amended Investment Management Agreement dated April 1, 2004 between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement on May 25, 2004 and incorporated herein by reference.

                                                                                                (i)            Amendment to Amended Investment Management Agreement dated January 1, 2007, between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

                                                                                                (ii)           Second Amendment to Amended Investment Management Agreement effective April 4, 2008, between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on April 4, 2008 and incorporated herein by reference.

                                                                                                (iii)          Amended and Restated Schedule A, effective June 11, 2008, to the Amended Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

                                                (b)           Sub-Advisory Agreement dated March 1, 2002, between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

                                                                                                (i)            First Amendment to Sub-Advisory Agreement effective July 29, 2003, between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

                                                                                                (ii)           Second Amendment to Sub-Advisory Agreement dated January 1, 2007, between ING Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

                                                                                                (iii)          Third Amendment to Sub-Advisory Agreement effective October 1, 2007, between ING Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on April 4, 2008 and incorporated herein by reference.

                                                                                                (iv)          Fourth Amendment to Sub-Advisory Agreement effective April 4, 2008, between ING Investments, LLC and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A on April 14, 2008 and incorporated herein by reference.

                                                                                                (v)           Amended and Restated Schedule A, effective June 11, 2008, with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 –  Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

(c)                                  Sub-Advisory Agreement dated September 30, 2006, between ING Investments, LLC and BlackRock Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

                                                                                                (i)            First Amendment to Sub-Advisory Agreement dated January 1, 2007 between ING Investments, LLC and BlackRock Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(d)                                 Amended and Restated Expense Limitation Agreement effective March 1, 2002, as restated August 1, 2003 and amended and restated April 1, 2005 between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement filed on Form N-1A on July 14, 2005 and incorporated herein by reference.

                                                (i)            Amended Schedule A effective, June 4, 2008, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to

Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

(7)                                  (a)           Underwriting Agreement dated January 1, 2002, between ING Series Fund, Inc. and ING Funds Distributor, LLCand Schedule A to the Underwriting Agreement dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

                                                (i)            Amended Schedule of Approvals, effective June 11, 2008, with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, LLC dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

                                                (ii)           Substitution Agreement dated October 8, 2002, with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

                                                (b)           Master Selling Dealer Agreement – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A Registration Statement on December 15, 2000 and incorporated herein by reference.

(8)                                  Directors’ Deferred Compensation Plan – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on January 16, 1998 and incorporated herein by reference.

(9)                                  (a)           Custody Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

                                                (i)            Amended Exhibit A, dated May 30, 2008, with respect to the Custody Agreement with The Bank of New York Mellon Corporation – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

                                                (b)           Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

                                                (i)            Amended Schedule 2 dated June 6, 2003, with respect to the Foreign Custody Manager Agreement between ING Series Fund, Inc. and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

                                                (ii)           Amended Exhibit A, dated May 30, 2008, with respect to the Foreign Custody Manager Agreement with The Bank of New York Mellon Corporation – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

                                                (c)           Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

                                                (i)            Amended Exhibit A, dated June 4, 2008, with respect to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation – Filed as an Exhibit to Post-Effective

Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

(10)                            (a)           Amended and Restated Distribution and Shareholder Services Plan (Class A) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

                                                (i)            Amended Schedule 1, effective June 4, 2008, with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class A) – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

(b)                                 Amended and Restated Distribution and Shareholder Services Plan (Class B) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

                                                (i)            Amended Schedule 1, effective June 4, 2008, with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class B) – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

                                                (c)           Amended and Restated Distribution and Shareholder Services Plan (Class C) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

                                                (i)            Amended Schedule 1, effective June 4, 2008, with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

                                                (ii)           Amended Schedule 2 effective December 19, 2007, with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

                                                (d)           Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

                                                (e)           Amended and Restated Shareholder Services Plan (Class O) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

                                                (i)            Amended Schedule 1 effective December 19, 2007, with respect to the Amended and Restated Shareholder Services Plan (Class O) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

                                                (ii)           Waiver Letter to the service fee dated August 1, 2008 for ING Money Market Fund – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

                                                (f)            Shareholder Service and Distribution Plan for Class R Shares approved June 25, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(g)                                 (i)            Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 approved December 19, 2007 for ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

(aa)                            Amended Schedule A, effective June 4, 2008, to the Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 approved December 19, 2007 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

(bb)                          Amended Schedule B, effective June 4, 2008, to the Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 approved December 19, 2007 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

(11)                           Opinion and Consent of Counsel — Previously filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 on July 30, 2007 and incorporated herein by reference (File No. 333-144964).

(12)                            Opinion and Consent of Counsel Supporting Tax Matters and Consequences — Filed herewith.

(13)                            (a)           Administration Agreement dated April 1, 2002, between ING Funds Services, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

                                                (i)            Amended Schedule A dated December 19, 2007, with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated April 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

(b)                                 Administration Agreement dated May 1, 2002, between ING Funds Services, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

                                                (i)            Amended Schedule A, dated June 11, 2008, with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

(c)                                  Amended and Restated Financial Guaranty Agreement dated March 1, 2002, among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

                                                (i)            First Amendment dated November 12, 2002, to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

                                                (ii)           Second Amendment dated September 26, 2003, to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(d)                                Custodian Service and Monitoring Agreement dated June 2, 2003, by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

                                                (i)            Amendment to the Custodian Service and Monitoring Agreement dated September 30, 2003, by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

                                                (ii)           Amended Schedule B dated September 2003, to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(e)                                  Fund Accounting Agreement dated January 6, 2003, with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

                                                (i)            Amended Exhibit A, dated May 30, 2008, with respect to the Fund Accounting Agreement with The Bank of New York Mellon Corporation – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

(f)                                    Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

                                                (i)            Amended Schedule A dated April 2007, with respect to the Allocation Agreement (Investment Company Blanket Bond) – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A Registration Statement on July 30, 2007 and incorporated herein by reference.

(g)                                 Custodial Undertaking in Connection with Master Repurchase Agreement dated March 13, 2003, with Goldman, Sachs & Co. and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

                                                (i)            Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated June 7, 2006, with Goldman, Sachs & Co. and The Bank of New York Mellon Corporation – Filed as Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on March 4, 2008 and incorporated by reference.

(h)                                 Fund Participation Agreement dated January 30, 1998, between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

                                                (i)            First Amendment dated September 29, 2000, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)

Agency Agreement dated July 7, 2001, between Aetna Series Fund, Inc. and DST Systems, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A, effective June 11, 2008, with respect to the Agency Agreement between ING Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

(14)	Consent of independent auditor — Previously filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 on July 30, 2007 and incorporated herein by reference (File No. 333-144964).

(15)	Not applicable.

(16)

Powers of attorney — Filed as an attachment to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A Registration Statement on March 28, 2008 and are incorporated herein by reference (File No. 033-41694).

(17)	Not applicable.

ITEM 17. UNDERTAKINGS

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485 (b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 12th day of August, 2008.

ING SERIES FUND, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	Interested Director, President and Chief	August 12, 2008
Shaun P. Mathews*	Executive Officer

	Senior Vice President and	August 12, 2008
Todd Modic*	Chief/Principal Financial Officer

	Director	August 12, 2008
Albert E. DePrince, Jr.*

	Director	August 12, 2008
Russell Jones*

	Director	August 12, 2008
Sidney Koch*

	Interested Director	August 12, 2008
Fredric A.Nelson III*

	Director	August 12, 2008
Corine T. Norgaard*

	Director	August 12, 2008
Joseph E. Obermeyer*

* By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**

Powers of attorney for Shaun P. Mathews, Todd Modic and each Director – Filed as an attachment to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A Registration Statement on March 28, 2008 and are incorporated herein by reference (File No. 033-41694).

Exhibit Index

Exhibit Number	Name of Exhibits
(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences